VIA EDGAR

August 29, 2014

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:    AdvisorShares Trust (File Nos. 333-157876 and 811-22110)

Ladies and Gentlemen:

On behalf of AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 96 to the Trust’s Registration Statement on Form N-1A (“PEA No. 96”). The purpose of PEA No. 96 is to reflect changes to the sub-advisors and/or principal investment strategies of certain series of the Trust.

Please contact me at (202) 373-6091 with questions or comments.

Sincerely,

/s/ Magda El Guindi-Rosenbaum

Magda El Guindi-Rosenbaum